Banking facilities	12 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
Banking facilities
7	Banking facilities

As of March 31, 2013, the Group had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring, short-term loans and long-term loans. The facilities are interchangeable with total amounts available of $10,000,000 (2012: $8,183,000). The general banking facilities utilized by the Group are denominated in United States dollars and Hong Kong dollars.

The Group’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2013
	2012	2013	2012	2013	2012	2013	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	1,870	2,788	4,284	3,366

Including sub-limit of:
Notes payable	4,487	4,487	1,870	2,276	2,617	2,211	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	180	641	461	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	—	332	2,400	2,068	HIBOR* +1.5%

Other facilities
Export Document-ary Credits	1,923	1,923	—	—	1,923	1,923
Term Loan	106	1,923	—	1,025	106	898	HIBOR* +2.25%

	8,183	10,000	1,870	3,813	6,313	6,187

* HIBOR is the Hong Kong Interbank Offer Rate

The United States Dollar equivalent amounts of banking facilities utilized by the Group are denominated in the following currencies:

	Amount utilized
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong dollars	1,870	3,814

The Prime Rate and HIBOR were 5.00% and 0.54% per annum, respectively, as of March 31, 2013. The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

Average amount of bank borrowings were $1,386,000 and $2,076,000 for the fiscal years ended March 31, 2012 and 2013, respectively.

The weighted average interest rates of short-term borrowings of the Group are as follows:

	As of March 31,
	2012	2013

Bank overdrafts	6.00%	6.00%
Notes payable	2.80%	2.92%